Credit Facilities and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Borrowings Under the Revolving Facility and Term Loan and Finance Lease Obligations
The following table sets forth our borrowings under our credit facilities, and our finance lease obligations, as of December 31, 2018 and 2017:

	December 31 2017	December 31 2018
Borrowings under the Prior Revolver/New Revolver (1)	$—	$159.0
Borrowings under the Prior Term Loan/New Term Loans	187.5	598.3
Total borrowings under applicable credit facility	187.5	757.3
Less: unamortized debt issuance costs (2)	(0.8)	(9.8)
Finance lease obligations (see notes 4 and 24) (3)	17.7	10.4
	$204.4	$757.9
Comprised of:
Current portion of borrowings under applicable credit facility and finance lease obligations (3)	$37.9	$107.7
Long-term portion of borrowings under applicable credit facility and finance lease obligations	166.5	650.2
	$204.4	$757.9

(1)
Debt issuance costs were incurred in connection with our Prior Revolver in 2014 ($1.7) and the New Revolver in 2018 ($3.1), which we deferred as other assets on our consolidated balance sheets and amortize over the term of the relevant revolver. See note 10 for the long-term portion of the deferred financing costs. We accelerated the amortization of $0.6, representing the remaining portion of the unamortized deferred financing costs related to the Prior Revolver, upon termination of the Prior Facility, and recorded it to other charges in June 2018.

(2)
Debt issuance costs were incurred in connection with our Prior Term Loan in 2015 ($2.1), the June Term Loan ($4.9), and the November Term Loan ($5.4), which we deferred as long-term debt on our consolidated balance sheets and amortize over the term of the relevant term loan using the effective interest rate method. We accelerated the amortization of $0.6, representing the remaining portion of the unamortized deferred financing costs related to the Prior Term Loan, upon termination of the Prior Facility, and recorded it to other charges in June 2018.

(3)
At December 31, 2017, $11.1 of our finance lease obligations related to our solar panel manufacturing equipment (recorded as current liabilities on our consolidated balance sheet as at December 31, 2017). In connection with the anticipated disposition of such equipment, we terminated and settled these lease obligations in full in January 2018 for $11.3 (including $0.2 of fees and accrued interest). See note 4.

Mandatory Principal Repayments of the Term Loan
At December 31, 2018, the aggregate remaining mandatory principal repayments of the New Term Loans were as follows:

Years ending December 31	Amount
2019	$6.0
2020	6.0
2021	6.0
2022	6.0
2023	6.0
2024	6.0
2025 (to maturity in June 2025)	562.3
$598.3